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                            DEUTSCHE ASSET MANAGEMENT

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                                    WORLD MAP

                                  Mutual Fund
                               Semi-Annual Report
                                December 31, 2000
                                  Institutional

Daily Assets Fund

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                                 A MEMBER OF THE
                               DEUTSCHE BANK GROUP

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Daily Assets Fund Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3

              DAILY ASSETS FUND INSTITUTIONAL
                 Schedule of Investments ...............................  6
                 Statement of Assets and Liabilities ................... 11
                 Statement of Operations ............................... 12
                 Statements of Changes in Net Assets ................... 13
                 Financial Highlights .................................. 14
                 Notes to Financial Statements ......................... 15


                    ----------------------------------------
    The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                    ----------------------------------------

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Daily Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Daily Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The major factor impacting the money markets over the semi-annual period ended December 31, 2000 was the speed with which the pace of growth in the US economy slowed. Second calendar quarter Gross Domestic Product (GDP) was 5.6%, while third calendar quarter GDP was 2.2%. We anticipate fourth calendar quarter GDP to be approximately 1.5% when reported in the next several weeks.

AFTER THE FEDERAL RESERVE BOARD RAISED INTEREST RATES BY A TOTAL OF 1.00% THROUGH THREE INTEREST RATE HIKES DURING THE FIRST HALF OF 2000, THE THIRD CALENDAR QUARTER'S DECREASE IN DOMESTIC ECONOMIC ACTIVITY ALONG WITH A WEAKER EQUITIES MARKET LED THE FEDERAL RESERVE BOARD TO HOLD INTEREST RATES STEADY.
o Consumer demand, manufacturing activity and employment all began to contract.
o The increased cost of energy reduced the profitability of corporations, which found it hard to pass price increases on to their customers.
o The Federal Reserve Board explained that it would maintain its inflation vigil while trying to determine whether the slowdown in domestic demand was 'tentative and preliminary' or if the significant tightenings over the last year and a half had produced the desired results of a more historically consistent rate of growth of 2.0%-2.5%.

AS ANTICIPATION OF LOWER INTEREST RATES BEGAN TO TAKE HOLD LATE IN THE THIRD QUARTER, THE MONEY MARKETS RALLIED THROUGH THE FOURTH QUARTER OF THE YEAR AND YIELDS DRAMATICALLY DECLINED.
o The slowdown in the economy accelerated during the fourth quarter, as consumer demand and industrial production faltered and businesses sought to trim unwanted inventories.
o In particular, consumer spending on motor vehicles and other big ticket items was sluggish.
o Analysts reduced corporate earnings expectations and equity prices continued to slump.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Commercial Paper                          46.09%
Floating Rate Notes                       25.11%
Certificates of Deposit Eurodollar        11.27%
Euro Time Deposits                         8.26%
Yankee Certificates of Deposit             5.74%
Funding Agreement Illiquid Securities      2.00%
Other                                      1.53%

o Additionally, deterioration in credit quality made investors concerned about lending to corporate issuers, particularly in the longer end of the yield curve. Consequently, yield spreads on these longer-term issues widened against US Treasuries.
o A combination of investors becoming more risk averse and thus moving to shorter maturities along with money fund managers' reluctance to extend their portfolios due to typical year-end liquidity concerns supported an expensive market at the short end of the yield curve.
o By mid-December, most economists on Wall Street were calling for immediate rate cuts and were warning of a possible recession. The Federal Reserve Board held interest rates steady through the balance of 2000, but did make an unprecedented move by shifting directly from a tightening to easing bias at its December 19th meeting.
o Finally, the usual year-end turn ended up being a non-event in 2000, as anticipated pressures over balance sheet reporting never materialized. Unlike years past when issuers have paid up extensively, issuers were not forced to pay up in order to fund themselves this year. In fact, company treasurers refused to pay up, and those investors that waited did not receive any year-end premium at all.

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                                        3

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting duration as market conditions changed, we were able to produce competitive yields in Daily Assets Fund Institutional for the period.

The Federal Reserve Board kept interest rates steady through the semi-annual period, but it maintained its tightening bias and remained vigilant regarding accelerating energy costs and the risk of future inflation through its November 15th meeting. To position accordingly, we maintained sufficient overnight liquidity, with maturities laddered -- ie, maturities staggered so that securities in the Portfolio came due periodically -- around the Fed meetings so should interest rates rise we could invest at the higher levels.

The tide changed completely with the Federal Reserve Board's shift to an easing mode at its December 19th meeting. The rapid change in economic conditions coincided with the weeks during which issuers were not scared into paying big year-end premiums. We invested the Fund's year-end money early when the turn was still pricing in an 8% to 9% premium. The downside to this strategy was not having as much cash as we would have liked to extend the Fund's maturity when the market started pricing in the anticipated interest rate cut, but the upside was capturing the relatively higher short-term yields. In the last couple of weeks of December, we were able to extend the Fund's weighted average maturity from 40 days to 47 days by selling short-dated instruments and using the proceeds to buy six-month and nine-month securities. Since the Fund is a securities lending fund, we continued to be sensitive to negative yield spreads caused by current financing levels.

MANAGER OUTLOOK
The rapid deceleration in the economy at the end of 2000 provided the catalyst for the Federal Reserve Board to lower the targeted federal funds rate and discount rate by 0.50% on January 3, 2001. This surprise move -- coming between scheduled meetings -- we believe will be the first of several more interest rate cuts by the Federal Reserve Board throughout the first half of the new year. Expectations of a controlled decline in growth have been replaced by fears of a 'hard landing.' The money markets are already pricing in 1.00% to 1.50% of easing by the end of the second quarter.

                                                    CUMULATIVE                AVERAGE ANNUAL
                                                 TOTAL RETURNS                  TOTAL RETURNS             ANNUALIZED
                                                                                                   7 day       7 day
 Periods ended            Past 6   Past 1    Past 3      Since     Past 1   Past 3      Since    current   effective
 December 31, 2000        months     year     years  inception       year    years  inception      yield       yield
 ----------------         ------   ------    ------  ---------     ------   ------  ---------    -------   ---------
 Daily Assets Fund
   Institutional(1)
   (inception 11/13/96)     3.35%    6.50%    18.33%     25.92%      6.50%    5.77%      5.74%      6.59%(2)    6.81%(2)
------------------------------------------------------------------------------------------------------------------------
 iMoneyNet -- First Tier
   Institutional Money
   Funds Average(3)         3.19%    6.18%    17.43%     24.37%(4)   6.18%    5.50%      5.48%(4)   6.25%       6.44%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate.The yields quoted more closely reflect the Fund's current earnings than the total return quotations.'Current yield' refers to the income generated by an investment in the Fund over a 7-day period.This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The 'effective yield' will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Total Return figures assume the reinvestment of dividends. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by theFund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance
     Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(2) For the 16-month period beginning December 31, 1999, the investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses. Without such waivers the Fund's 7-day current and effective yields would have been 6.59% and 6.81%, respectively.
(3) Money Fund Report Averages are compiled by iMoneyNet,Inc. (formerly IBCFinancialData,Inc.), an independent money market mutual fund rating service. Money Fund Report Averages are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's returns.
(4)  Benchmark returns are for the periods beginning November 30, 1996.

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

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Ultimately, we expect the US economy to return to a moderate growth path, but probably not in the first quarter of 2001. The duration and depth of the current slowdown will likely be dependent upon consumers and businesses regaining optimism about the economy. In addition to monetary policy, fiscal policy and the potential for generous tax breaks may be determining factors that could provide significant stimulus to the economy.

Given this view, we will look for entry points to extend the average duration of the Fund as well as opportunities to buy on any market pullbacks. We also intend to add to the Fund's floating rate note position. We believe floating rate securities have value compared to traditional certificates of deposit and commercial paper, especially in a declining interest rate environment. We also intend to continue to choose high quality issuers in an effort to avoid potential downgrades as the US economy slows.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

Finally, we would like to announce that during this semi-annual period the Fund was officially awarded an AAAm money market rating, the highest possible money market rating awarded by Standard & Poor's.

We appreciate your support of Daily Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.


/S/ CHARLES H. DEDEKIND
    -------------------
Charles H. Dedekind
Portfolio Manager of the DAILY ASSETS FUND INSTITUTIONAL
December 31, 2000


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                                        5

Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2000 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              EURODOLLAR CERTIFICATES OF
              DEPOSIT -- 11.74%
              Abbey National Treasury
              Services, PLC,
$250,000,000   6.10%, 7/2/01 ........... $  250,012,131

              ABN Amro Bank, N.V.,
 80,000,000    6.66%, 1/8/01 ...........     79,999,819

              Barclays Bank, PLC,
100,000,000    6.69%, 1/5/01 ...........    100,000,000

              Bayerische Hypo-und
              Vereinsbank A.G.,
 30,000,000    6.60%, 4/4/01 ...........     30,000,000

              Bayerische Landesbank
              Girozentrale,
 90,000,000    6.67%, 1/10/01 ..........     89,999,902

              Citibank,
180,000,000    6.10%, 7/2/01 ...........    180,000,000

              Commerzbank A.G.:
100,000,000    6.60%, 4/2/01 ...........    100,000,000
 40,000,000    6.36%, 6/11/01 ..........     40,041,976
 90,000,000    6.27%, 6/20/01 ..........     90,074,929

              ING Bank N.V.,
 75,000,000    6.75%, 2/21/01 ..........     75,000,626

              Landesbank Baden Wurttemberg,
 60,000,000    6.64%, 2/21/01 ..........     59,999,699

              Natexis Banque Popularies,
 50,000,000    6.66%, 2/20/01 ..........     50,001,174

              Royal Bank of Scotland, PLC,
 90,000,000    6.64%, 1/31/01 ..........     89,996,267
                                         --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $1,235,126,523) .....  1,235,126,523
                                         --------------

              YANKEE CERTIFICATES OF
              DEPOSIT -- 5.98%
              Bank of Nova Scotia:
 65,000,000    6.675%, 1/12/01 .........     65,000,000
 25,000,000    6.78%, 2/22/01 ..........     24,998,675
 25,000,000    6.76%, 4/20/01 ..........     24,997,895

              BNP Paribas,
 50,000,000    6.13%, 6/27/01 ..........     50,000,000

              Commerzbank A.G.,
 14,000,000    6.85%, 4/27/01 ..........     13,999,164




  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              Credit Agricole Indosuez S.A.,
$50,000,000    6.64%, 1/22/01 .......... $   50,000,000

              Landesbank Baden Wurttemberg,
 25,000,000    7.03%, 7/9/01 ...........     24,998,782

              Merita Bank PLC,
100,000,000    6.60%, 1/29/01 ..........    100,000,000

              Societe Generale:
 25,000,000    6.55%, 1/31/01 ..........     24,999,056
 25,000,000    6.81%, 4/17/01 ..........     25,001,872

              Svenska Handelsbanken A.B.,
 25,000,000    6.67%, 3/2/01 ...........     24,998,849

              Toronto Dominion Bank,
 50,000,000    5.98%, 9/11/01 ..........     50,000,000

              UBS A.G.,
150,000,000    6.19%, 6/21/01 ..........    150,056,151
                                         --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $629,050,444) .......    629,050,444
                                         --------------

              CERTIFICATES OF DEPOSIT -- 0.67%
              Bank of America Corp.:
 25,000,000    6.83%, 2/5/01 ...........     25,000,000
 45,000,000    6.90%, 4/3/01 ...........     45,000,000
                                         --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $70,000,000) ........     70,000,000
                                         --------------

              FLOATING RATE NOTES(1) -- 26.16%
              Abbey National Treasury Service,
              Quarterly Variable Rate,
 65,000,000    6.558%, 10/25/01 ........     64,973,644

              American Express Centurion,
               Monthly Variable Rate:
 60,000,000    6.618%, 5/23/01 .........     60,000,000
 75,000,000    6.759%, 12/4/01 .........     75,000,000

              American Honda Finance,
               Monthly Variable Rate:
 50,000,000    6.814%, 8/2/01 ..........     50,000,000
 20,000,000    6.743%, 8/17/01 .........     20,000,000
 75,000,000    6.633%, 8/23/01 .........     75,000,000

              Asset Securitization Cooperative Corp.,
               Monthly Variable Rate,
 50,000,000    6.588%, 1/12/01 .........     49,999,702

              Associates Corp. of NA,
               Quarterly Variable Rate:
 69,000,000    6.68%, 6/14/01 ..........     69,032,961
 40,000,000    6.759%, 10/1/01 .........     40,000,000
  2,000,000    6.803%, 10/5/01 .........      2,000,057


See Notes to Financial Statements.
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                                        6

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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2000 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              AT&T Corp.,
               Monthly Variable Rate:
$20,000,000    6.668%, 3/8/01 .......... $   19,999,308
 50,000,000    6.701%, 6/14/01 .........     50,000,000
               Quarterly Variable Rate,
 50,000,000    6.819%, 7/13/01 .........     50,000,000

              Bank of America Corp.,
               Quarterly Variable Rate:
  5,000,000    6.959%, 2/9/01 ..........      5,001,072
  5,000,000    6.779%, 5/3/01 ..........      5,000,597

              Bank of Scotland,
               Monthly Variable Rate,
 50,000,000    6.724%, 3/2/01 ..........     49,995,929

              Bayerische Hypo-und
              Vereinsbank NY,
               Monthly Variable Rate,
 50,000,000    6.563%, 2/26/01 .........     49,996,313

              Bayerische Landesbank Girozentrale,
               Monthly Variable Rate:
 25,000,000    6.566%, 2/28/01 .........     24,998,094
 25,000,000    6.558%, 3/1/01 ..........     24,998,057

              Canadian Imperial Bank of
              Commerce,
               Monthly Variable Rate,
 75,000,000    6.718%, 5/31/01 .........     74,985,035

              Citigroup Inc.,
               Monthly Variable Rate,
 50,000,000    6.698%, 6/6/01 ..........     50,000,000

              Comerica Bank,
               Monthly Variable Rate:
 28,000,000    6.668%, 1/12/01 .........     27,999,676
 25,000,000    6.616%, 4/20/01 .........     24,997,095
 50,000,000    6.719%, 6/7/01 ..........     49,995,600
 10,000,000    6.776%, 7/6/01 ..........     10,001,462

              Commerzbank A.G.,
               Monthly Variable Rate:
 75,000,000    6.619%, 3/19/01 .........     74,990,799
 50,000,000    6.626%, 4/20/01 .........     49,995,644
 50,000,000    6.739%, 7/5/01 ..........     49,991,226

              Computer Sciences Corp.,
               Quarterly Variable Rate,
 60,000,000    6.644%, 12/27/01 ........     60,000,000

              Credit Communal De Beligue,
               Monthly Variable Rate,
 75,000,000    6.719%, 3/5/01 ..........     74,993,196


  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              Credit Suisse First Boston, Inc.,
               Daily Variable Rate,
$60,000,000    6.93%, 2/20/01 .......... $   59,999,203

              First Union National Bank,
               Daily Variable Rate:
 75,000,000    6.86%, 1/29/01 ..........     75,000,000
 75,000,000    6.90%, 6/26/01 ..........     75,000,000
               Quarterly Variable Rate,
  5,000,000    6.82%, 2/13/01 ..........      5,000,601

              Ford Motor Credit Co.,
               Monthly Variable Rate,
 10,000,000    6.906%, 3/5/01 ..........     10,002,984

              Goldman Sachs and Co.,
               Quarterly Variable Rate,
 70,000,000    6.983%, 1/9/01 ..........     70,001,128

              Household Finance Corp.,
               Quarterly Variable Rate:
 50,000,000    6.408%, 3/29/01 .........     50,000,000
 20,000,000    6.831%, 5/21/01 .........     20,006,052
 17,500,000    6.65%, 6/21/01 ..........     17,507,046
  8,000,000    6.62%, 6/22/01 ..........      8,002,590

              J.P. Morgan Securities Inc.,
               Monthly Variable Rate:
 60,000,000    6.689%, 3/16/01 .........     60,000,000
 40,000,000    6.746%, 6/6/01 ..........     40,000,000

              Keybank NA,
               Monthly Variable Rate,
  2,000,000    6.693%, 7/23/01 .........      2,000,591
               Quarterly Rate:
 73,000,000    6.69%, 5/25/01 ..........     72,989,245
 15,000,000    7.11%, 10/26/01 .........     15,044,435

              Merrill Lynch & Co., Inc.
               Monthly Variable Rate,
 50,000,000    6.675%, 4/19/01 .........     49,998,534
               Quarterly Rate,
  5,000,000    6.898%, 7/16/01 .........      5,003,150

              Morgan Stanley Dean Witter and Co.,
               Monthly Variable Rate:
 75,000,000    6.929%, 1/29/01 .........     75,000,000
 76,000,000    6.679%, 3/16/01 .........     76,000,000

              PNC Bank Corp.,
               Monthly Variable Rate,
 75,000,000    6.598%, 6/29/01 .........     74,989,580

See Notes to Financial Statements.
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                                        7

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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2000 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              Royal Bank of Scotland PLC,
               Monthly Variable Rate,
$75,000,000    6.558%, 5/31/01 ......... $   74,985,035

              SBC Communications Inc.,
               Quarterly Variable Rate,
 50,000,000    6.753%, 5/1/01 ..........     50,000,000

              Societe Generale,
               Daily Variable Rate:
 50,000,000    6.81%, 8/7/01 ...........     49,991,255
 50,000,000    6.82%, 9/21/01 ..........     49,984,291
               Monthly Variable Rate:
 50,000,000    6.64%, 1/19/01 ..........     49,998,619
 75,000,000    6.578%, 6/29/01 .........     74,977,995

              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
 25,000,000    6.722%, 1/12/01 .........     24,999,468

              Unilever Capital Corp,
               Quarterly Variable Rate,
111,000,000    6.708%, 9/7/01 ..........    111,035,179

              US Bank NA Minnesota,
               Monthly Variable Rate,
 20,500,000    6.956%, 5/16/01 .........     20,522,790

              Westdeutsche Landesbank Girozentrale,
               Monthly Variable Rate,
 50,000,000    6.568%, 2/26/01 .........     49,996,313
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $2,751,981,551) .....  2,751,981,551
                                         --------------
              EURODOLLAR TIME DEPOSITS -- 8.60%
              ABN Amro Bank, N.V.,
 50,000,000    6.685%, 4/17/01 .........     50,000,000

              Banca Intesa Spa,
150,000,000    6.875%, 1/2/01 ..........    150,000,000

              Bank of Nova Scotia,
 25,000,000    6.71%, 1/16/01 ..........     25,000,000

              Banque Bruxelles Lambert:
 25,000,000    6.75%, 2/28/01 ..........     25,000,000
 50,000,000    6.76%, 2/28/01 ..........     50,000,000

              Barclays Bank PLC:
 90,000,000    3.00%, 1/2/01 ...........     90,000,000
150,000,000    6.70%, 1/2/01 ...........    150,000,000

              Bayerische Hypo-und
              Vereinsbank A.G.,
 50,000,000    6.92%, 3/26/01 ..........     50,000,000


  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              Canadian Imperial Bank of Commerce,
$25,000,000    6.50%, 1/2/01 ........... $   25,000,000

              Danske Bank A/S,
 50,000,000    6.70%, 1/10/01 ..........     50,000,000

              Fortis Funding LLC,
 50,000,000    6.85%, 1/18/01 ..........     50,000,000

              North Trust, Co.,
100,000,000    5.50%, 1/2/01 ...........    100,000,000

              Suntrust Bank, Atlanta:
 80,000,000    4.50%, 1/2/01 ...........     80,000,000
 10,216,276    5.00%, 1/2/01 ...........     10,216,276
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $905,216,276) .......    905,216,276
                                         --------------
              MEDIUM-TERM NOTES -- 0.35%
              General Electric Capital Corp.,
 37,000,000    7.38%, 5/23/01 ..........     37,000,000
                                         --------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $37,000,000) ........     37,000,000
                                         --------------

              COMMERCIAL PAPER(2) -- 48.02%
              Alcatel Alsthom Inc.,
 40,000,000    6.63%, 2/28/01 ..........     39,580,100

              Associates First Capital Corp. PLC:
125,000,000    6.60%, 1/4/01 ...........    124,954,167
100,000,000    6.60%, 1/5/01 ...........     99,945,000

              AT&T Corp.:
 85,000,000    7.45%, 1/17/01 ..........     84,736,146
 50,000,000    6.49%, 2/13/01 ..........     49,621,417

              Bavaria TRR Corp.,
160,000,000    6.75%, 1/11/01 ..........    159,730,000

              Beta Finance Corp.,
 30,000,000    6.56%, 1/26/01 ..........     29,868,800

              British Gas Capital Corp.,
 25,000,000    6.50%, 2/16/01 ..........     24,796,875

              British Transco International
              Finance B.V.,
 58,000,000    6.50%, 2/16/01 ..........     57,528,750

              CC (USA) Inc.,
 71,000,000    6.52%, 2/20/01 ..........     70,369,914

              Ciesco, LP.,
 42,550,000    6.59%, 1/11/01 ..........     42,479,899


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              Citicorp Inc.,
$30,000,000    6.57%, 1/26/01 .......... $   29,868,600

              Compass Securitization LLC:
 38,225,000    6.59%, 1/16/01 ..........     38,127,038
 20,230,000    6.49%, 2/7/01 ...........     20,098,707
 21,960,000    6.49%, 2/9/01 ...........     21,809,562
 68,000,000    6.55%, 2/21/01 ..........     67,381,389
 80,000,000    6.55%, 2/22/01 ..........     79,257,667

              Corp. Asset Funding Co., Inc.:
 59,550,000    6.60%, 1/5/01 ...........     59,517,247
100,000,000    6.60%, 1/8/01 ...........     99,890,000
 44,096,000    6.60%, 1/9/01 ...........     44,039,410

              Corporate Receivables Corp.,
 79,000,000    6.59%, 1/11/01 ..........     78,869,848

              Credit Suisse First Boston, Inc.:
 50,000,000    6.53%, 1/9/01 ...........     49,936,514
 69,967,000    6.50%, 3/12/01 ..........     69,095,328

              Cregem North America, Inc.:
 50,000,000    6.63%, 1/18/01 ..........     49,852,667
 25,000,000    6.55%, 1/25/01 ..........     24,895,382
  9,000,000    6.55%, 1/26/01 ..........      8,960,700

              Depfa Bank Europe PLC:
 43,000,000    6.55%, 2/16/01 ..........     42,647,938
100,000,000    6.55%, 2/20/01 ..........     99,108,472

              Diageo Capital PLC:
 14,051,000    6.53%, 1/16/01 ..........     14,015,318
 50,000,000    6.52%, 1/18/01 ..........     49,855,111

              Dorada Finance Inc.:
 11,000,000    6.60%, 1/12/01 ..........     10,979,833
 20,000,000    6.46%, 3/22/01 ..........     19,716,478

              Edison Asset Securitization LLC:
 15,000,000    6.60%, 1/9/01 ...........     14,980,750
 90,000,000    6.60%, 1/10/01 ..........     89,868,000
 91,993,000    6.60%, 1/12/01 ..........     91,825,068
 46,000,000    6.51%, 1/26/01 ..........     45,800,360
 50,000,000    6.55%, 1/31/01 ..........     49,736,181

              Falcon Asset Securitization:
 40,219,000    6.60%, 1/3/01 ...........     40,211,627
 70,000,000    6.59%, 1/11/01 ..........     69,884,675




  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              France Telecom S.A.:
$41,000,000    6.60%, 1/17/01 .......... $   40,887,250
 61,678,000    6.60%, 1/25/01 ..........     61,417,924
 40,000,000    6.55%, 2/22/01 ..........     39,628,833
 50,000,000    6.50%, 2/27/01 ..........     49,494,444
130,000,000    6.50%, 2/28/01 ..........    128,662,083

              GE Capital International Funding Inc.,
 40,000,000    6.54%, 1/23/01 ..........     39,847,400

              GE Capital Corp.,
 50,000,000    6.53%, 1/31/01 ..........     49,736,986

              GE Financial Assurance Holdings, Inc.,
 25,000,000    6.52%, 2/9/01 ...........     24,827,944

              Glaxo Wellcome PLC,
 15,600,000    6.50%, 2/8/01 ...........     15,495,783

              Greyhawk Funding LLC:
 48,400,000    6.53%, 1/19/01 ..........     48,250,525
 75,000,000    6.54%, 2/13/01 ..........     74,427,750

              Liberty Street Funding,
 10,000,000    6.55%, 1/25/01 ..........      9,958,153

              Merrill Lynch & Co,. Inc,
 25,000,000    6.52%, 1/19/01 ..........     24,923,028

              Mont Blanc Capital Corp.:
 30,000,000    6.56%, 1/11/01 ..........     29,950,800
 60,000,000    6.57%, 1/16/01 ..........     59,846,700
 15,087,000    6.66%, 1/18/01 ..........     15,042,342
 16,033,000    6.60%, 1/22/01 ..........     15,974,212

              Monte Rosa Capital Corp.:
 60,000,000    6.50%, 2/5/01 ...........     59,631,667
 35,000,000    6.49%, 2/6/01 ...........     34,779,160

              Moriarty Ltd.:
 50,000,000    6.59%, 1/11/01 ..........     49,917,625
 15,000,000    6.53%, 1/16/01 ..........     14,961,908
 50,000,000    6.58%, 1/22/01 ..........     49,817,222
 50,000,000    6.63%, 2/1/01 ...........     49,723,750
 10,000,000    6.60%, 2/2/01 ...........      9,943,167
 50,000,000    6.55%, 2/9/01 ...........     49,654,306
 50,000,000    6.52%, 2/14/01 ..........     49,610,611
100,000,000    6.50%, 2/16/01 ..........     99,187,500
 75,000,000    6.51%, 2/26/01 ..........     74,254,063
 25,000,000    6.53%, 2/28/01 ..........     24,741,521

              Park Ave Receivable Corp.,
 50,000,000    6.60%, 1/16/01 ..........     49,871,667


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              Pennine Funding LLC:
$30,000,000    6.60%, 1/8/01 ........... $   29,967,000
 50,000,000    6.55%, 2/1/01 ...........     49,727,083
 47,000,000    6.55%, 2/15/01 ..........     46,623,739

              Prefco:
 45,310,000    6.48%, 2/8/01 ...........     45,008,235
135,000,000    6.48%, 2/9/01 ...........    134,076,600

              Receivable Capital Corp.,
 50,000,000    6.56%, 1/16/01 ..........     49,872,443

              Santander Central Hispano Finance
              (Delaware), Inc.:
 50,000,000    6.54%, 1/8/01 ...........     49,945,500
 50,000,000    6.54%, 1/12/01 ..........     49,909,167
105,000,000    6.54%, 1/16/01 ..........    104,733,144

              SBC Communications, Inc.,
 50,000,000    6.49%, 2/6/01 ...........     49,684,514

              Sheffield Receivables Corp.:
 50,000,000    6.56%, 1/18/01 ..........     49,854,222
 76,300,000    6.50%, 2/9/01 ...........     75,776,497
 18,076,000    6.18%, 4/23/01 ..........     17,731,562

              Thames Asset Global
              Securitization No. 1:
 51,991,000    6.57%, 1/16/01 ..........     51,858,163
 82,445,000    6.53%, 2/15/01 ..........     81,786,997

              Toronto Dominion Bank,
160,000,000    5.73%, 9/17/01 ..........    153,429,600

              Tulip Funding Corp.:
 50,000,000    6.56%, 1/19/01 ..........     49,845,111
 48,208,000    6.47%, 2/7/01 ...........     47,896,094

              UBS AG,
100,000,000    5.91%, 6/22/01 ..........     97,192,750

              Verizon Network Corp.:
 50,000,000    6.47%, 2/13/01 ..........     49,622,583
 50,000,000    6.46%, 2/27/01 ..........     49,497,556
 50,000,000    6.46%, 2/28/01 ..........     49,488,583

              Windmill Funding Corp.:
 75,000,000    6.60%, 1/4/01 ...........     74,972,500
 25,000,000    6.49%, 2/9/01 ...........     24,828,736
 30,000,000    6.46%, 2/14/01 ..........     29,768,517
 30,000,000    6.47%, 2/15/01 ..........     29,762,767
                                         --------------
TOTAL COMMERCIAL PAPER1
   (Amortized Cost $5,051,166,925) .....  5,051,166,925
                                         --------------




  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
  ---------   --------                            -----
              COMMERCIAL PAPER-INTEREST
              BEARING -- 0.57%
              AT&T Corp.:
$35,000,000    5.67%, 3/8/01 ........... $   35,000,000
 25,000,000    7.086%, 7/13/01 .........     25,000,000
                                         --------------
TOTAL COMMERCIAL PAPER-INTEREST BEARING
   (Amortized Cost $60,000,000) ........     60,000,000
                                         --------------

              FUNDING AGREEMENTS(1)-- 2.09%
              First Allmerica Financial Life
              Insurance Co.,
               Quarterly Variable Rate,(3)
 50,000,000    6.945%, 1/29/01 .........     50,000,000

              GE Cap Assurance,
               Quarterly Variable Rate,(3)
 75,000,000    6.518%, 12/31/01 ........     75,000,000

              GE Life & Annuity Assurance Co.,(3)
               Monthly Variable Rate,
 25,000,000    6.859%, 6/1/01 ..........     25,000,000

              Securities Life of Denver
              Insurance Co.,
               Monthly Variable Rate,(3)
 40,000,000    6.821%, 2/23/01 .........     40,000,000

              Travelers Insurance Co.,
               Quarterly Variable Rate,(3)
 30,000,000    6.785%, 2/23/01 .........     30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $220,000,000) .......    220,000,000
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
    $10,959,541,719)          104.18%   $10,959,541,719

LIABILITIES IN EXCESS OF
   OTHER ASSETS                (4.18)      (440,059,067)
                              ------    ---------------
NET ASSETS                    100.00%   $10,519,482,652
                              ======    ===============

--------------------------------------------------------------------------------
(1)  Stated maturity is final maturity not next reset date.
(2) Interest rates for commercial paper represent discount rates at the time of purchase.
(3)  Illiquid securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                              DECEMBER 31, 2000
                                                                              -----------------
ASSETS
   Investment at value (amortized cost of $10,959,541,719 ) .................   $10,959,541,719
   Interest receivable ......................................................        48,186,826
   Prepaid expenses and other ...............................................            24,730
                                                                                ---------------
Total assets ................................................................    11,007,753,275
                                                                                ---------------
LIABILITIES
   Payable for securities purchased .........................................       430,012,131
   Due to Bankers Trust .....................................................           918,006
   Dividend payable .........................................................        57,313,073
   Accrued expenses and other ...............................................            27,413
                                                                                ---------------
Total liabilities ...........................................................       488,270,623
                                                                                ---------------
NET ASSETS ..................................................................   $10,519,482,652
                                                                                ===============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................................   $10,519,355,546
   Undistributed net investment income ......................................            98,759
   Accumulated net realized gain on investments .............................            28,347
                                                                                ---------------
NET ASSETS ..................................................................   $10,519,482,652
                                                                                ===============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of
   beneficial interest authorized) ..........................................    10,519,355,545
                                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...............................   $          1.00
                                                                                ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                      FOR THE SIX MONTHS ENDED
                                                             DECEMBER 31, 2000
                                                      ------------------------
INVESTMENT INCOME
   Interest ...............................................      $ 318,257,116
                                                                 -------------
EXPENSES
   Advisory fees ..........................................          4,761,910
   Administration and services fees .......................            952,742
   Professional fees ......................................             67,089
   Amortization of organization expenses ..................             13,381
   Printing and shareholder reports .......................              6,263
   Trustees fees ..........................................              3,886
   Miscellaneous ..........................................             87,115
                                                                 -------------
Total expenses ............................................          5,892,386
Less: fee waivers or expense reimbursements ...............           (175,212)
                                                                 -------------
Net expenses ..............................................          5,717,174
                                                                 -------------
NET INVESTMENT INCOME .....................................        312,539,942
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............              2,228
                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................      $ 312,542,170
                                                                 =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE SIX             FOR THE
                                                        MONTHS ENDED          YEAR ENDED
                                                   DECEMBER 31, 2000(1)    JUNE 30, 2000
                                                   -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................   $    312,539,942    $    443,632,470
   Net realized gain from investment transactions              2,228              26,119
                                                    ----------------    ----------------
Net increase in net assets from operations ......        312,542,170         443,658,589
                                                    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................       (312,567,809)       (443,648,775)
                                                    ----------------    ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ................      9,663,334,404      23,418,459,592
   Cost of shares redeemed ......................     (7,989,080,146)    (22,377,790,255)
                                                    ----------------    ----------------
Net increase from capital share transactions ....      1,674,254,258       1,040,669,337
                                                    ----------------    ----------------
TOTAL INCREASE IN NET ASSETS ....................      1,674,228,619       1,040,679,151
NET ASSETS
   Beginning of period ..........................      8,845,254,033       7,804,574,882
                                                    ----------------    ----------------
   End of period ................................   $ 10,519,482,652    $  8,845,254,033
                                                    ================    ================

--------------------------------------------------------------------------------
(1) Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Daily Assets Fund Institutional.

                                          FOR THE SIX                                               FOR THE PERIOD
                                         MONTHS ENDED                                                 NOV. 13, 1996(2)
                                         DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,            THROUGH
                                                 2000(1)       2000          1999           1998      JUNE 30, 1997
                                         ------------        ------        ------         ------    ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 1.00        $ 1.00        $ 1.00         $ 1.00             $ 1.00
                                               ------        ------        ------         ------             ------
INCOME FROMINVESTMENT
   OPERATIONS
   Net investment income                         0.03          0.06          0.05           0.06               0.03
   Net realized gain from
     investment transactions                     0.00(3)       0.00(3)       0.00(3)        0.00(3)            0.00(3)
                                               ------        ------        ------         ------             ------
Total from investment
   operations                                    0.03          0.06          0.05           0.06               0.03
                                               ------        ------        ------         ------             ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                        (0.03)        (0.06)        (0.05)         (0.06)             (0.03)
                                               ------        ------        ------         ------             ------
NET ASSET VALUE,
   END OF PERIOD                               $ 1.00        $ 1.00        $ 1.00         $ 1.00             $ 1.00
                                               ======        ======        ======         ======             ======
TOTAL INVESTMENT RETURN                          3.35%         5.84%         5.25%          5.71%              3.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                       $10,519,483    $8,845,254    $7,804,575     $5,729,267         $2,748,056
   Ratios to average net assets:
     Net investment income                       6.64%(4)      5.75%         5.11%          5.55%              5.43%(4)
     Expenses after waivers                      0.12%(4)      0.12%         0.12%          0.12%              0.12%(4)
     Expenses before waivers                     0.12%(4)      0.12%         0.12%          0.12%              0.13%(4)


--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Less than $0.01 per share.
(4) Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Daily Assets Fund Institutional (the 'Fund') is one of the institutional funds offered to 'accredited investors' as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Fund began operation and offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue shares of beneficial interests in the Fund.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carry forwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .02% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Fund pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .10% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through October 31, 2001, to the extent necessary, to limit all expenses to .12% of the average daily net assets of the Fund.

At December 31, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended December 31, 2000.

NOTE 3 -- FUND REORGANIZATION
On December 8, 1999, the Board of Trustees approved a resolution to convert the Fund from a stand alone fund to a master-feeder fund. The Fund's shareholders approved the conversion on April 3, 2000. It is anticipated that additional shareholders approval will be necessary to implement the conversion.

NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name from Institutional Daily Assets to Daily Assets Fund Institutional.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Daily Assets Fund Institutional                                 CUSIP #055924781
                                                                814SA (12/00)

Exclusive Placement Agent:
ICC Distributors, Inc.